SCHEDULE OF CASHFLOWS RELATED TO LEASES (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Payments for operating lease liabilities			$ 199,447	$ 172,711
Cash flows from financing activities:
Principal payments on finance lease obligation	$ 87,526	$ 84,448		61,048
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations			$ 7,350	$ 376,428